EARNINGS (LOSS) PER SHARE (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
EARNINGS (LOSS) PER SHARE (EPS)
Loss for periods used to calculate basic and diluted EPS	$ (73,593)	$ (5,744)
Earnings per share (cents)	$ (2.1)	$ (0.5)
Weighted average number of ordinary shares outstanding during the period used in calculation of basic EPS	3,573,069,679	1,250,949,446
Weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS	3,573,069,679	1,250,949,446